Significant Accounting Policies	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies [Abstract]
Significant accounting policies

Note 2. Significant accounting policies

The principal accounting policies adopted in the preparation of the financial statements are set out either in the respective notes or below. These policies have been consistently applied to all the years presented, unless otherwise stated.

New or amended Accounting Standards and Interpretations adopted

The following amendments are effective for the period beginning January 1, 2023:

●	Disclosure of Accounting Policies (Amendments to IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2 Making Materiality Judgements); These amendments have no effect on the measurement or presentation of any items in the Consolidated financial statements of the Company but affect the disclosure of accounting policies of the Company.

●	Definition of Accounting Estimates (Amendments to IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors); These amendments had no material effect on the consolidated financial statements of the Company.

●	IAS 12 Deferred Tax related to Assets and Liabilities arising from a Single Transaction. These amendments had no material effect on the consolidated financial statements of the Company.

New standards, interpretations and amendments not yet effective:

There are number of standards and interpretations which have been issued by the International Accounting Standards Board that are effective for periods beginning subsequent to December 31, 2023 (the date on which the Company’s next annual financial statements will be prepared up to) that the Company has decided not to adopt early. These standards and interpretations will not have a material impact on the financial statements once adopted.

Basis of preparation

These financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (‘IASB’) and Interpretations.

Historical cost convention

The financial statements have been prepared under the historical cost convention, except for, where applicable, the revaluation of financial assets and liabilities at fair value through profit or loss and other comprehensive income (loss).

Critical accounting estimates

The preparation of the financial statements requires the use of certain critical accounting estimates. It also requires management to exercise its judgement in the process of applying the Company’s accounting policies. The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the financial statements, are disclosed in note 3 below.

Principles of consolidation

The consolidated financial statements incorporate the assets and liabilities of all subsidiaries of the Company as at December 31, 2023 and the results of all subsidiaries for the year then ended..

Subsidiaries are all those entities over which the Company has control. The Company controls an entity when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are de-consolidated from the date that control ceases.

Intercompany transactions, balances and unrealised gains on transactions between entities in the Company are eliminated. Unrealised losses are also eliminated unless the transaction provides evidence of the impairment of the asset transferred. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Company.

Where the Company loses control over a subsidiary, it derecognises the assets including goodwill, liabilities and non-controlling interest in the subsidiary together with any cumulative translation differences recognised in equity. The Company recognises the fair value of the consideration received and the fair value of any investment retained together with any gain or loss in profit or loss.

Foreign currency translation

The financial statements are presented in Australian dollars, which is the Company ’s presentation currency and functional currency. The functional currency of the Company’s subsidiary, Mobilicom Ltd (“Mobilicom Israel”), is Israeli New Shekels. The use of US Dollar is solely for the convenience of the reader.

Foreign currency transactions

Foreign currency transactions are translated into Australian dollars using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at financial year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognised in profit or loss. Non-monetary items are converted at the rate of exchange used to convert the related consolidated statements of financial position items, i.e., at the time of the transaction.

Foreign operations

The assets and liabilities of foreign operations are translated into Australian dollars using the exchange rates at the reporting date. The revenues and expenses of foreign operations are translated into Australian dollars using the average exchange rates, which approximate the rates at the dates of the transactions, for the period. All resulting foreign exchange differences are recognised in other comprehensive income through the foreign currency reserve in equity.

The foreign currency reserve is recognised in profit or loss when the foreign operation or net investment is disposed of.

Research and development

Expenditure during the research phase of a project is recognised as an expense when incurred.

Development costs are capitalised only when technical feasibility studies identify that the project will develop an intangible asset that will be completed and available for use or sale, that there are adequate technical, financial and other resources to complete the development, that it will deliver future economic benefits and these benefits can be measured reliably.

Recoverable amount is the higher of an asset’s fair value less costs of disposal and value-in-use. The value-in-use is the present value of the estimated future cash flows relating to the asset using a pre-tax discount rate specific to the asset or cash-generating unit to which the asset belongs. Assets that do not have independent cash flows are grouped together to form a cash-generating unit.

Segments

The Company operates in one segment. Management does not segregate its business for internal reporting. The Company’s chief operating decision maker (“CODM”) evaluates the performance of its business based on financial data consistent with the presentation in the accompanying financial statements. The Company concluded that its unified business is conducted globally and accordingly represents one operating segment.

Fair value of financial instruments

Liability included in the Company’s Consolidated statement of financial position utilizes market observables inputs and data as far as possible. Inputs used in determining fair value measurement are categorized into different levels based on how observable the inputs used in the valuation technique utilized are (the ‘fair value hierarchy’):

●	Level 1: Quoted priced in active markets for identical items (unadjusted)

●	Level 2: Observable direct or indirect inputs other than level 1 inputs.

●	Level 3: Unobservable inputs (i.e., not derived from market data).

The classification of an item into the above levels is based on the lowest level of the inputs used that has a significant effect on the fair value measurement of the item. Transfers of items between levels are recognized in the period they occur.

The Company measures the Financial liability (warrants) at fair value. See note 3 and note 20.